FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2015
FAIR VALUE MEASUREMENTS [Abstract]
Assets Measured at Fair Value on a Recurring Basis

	June 30, 2015
	Level I	Level II		Level III	Total
	(Dollars in Thousands)
Assets measured on a recurring basis:
Investment securities – available for sale:
Obligations of states and political
$	-	$697	$	-	$697
Corporate securities	-	60,938		-	60,938
Foreign debt securities (1)	-	5,281		-	5,281
$	-	$66,916	$	-	$66,916

	June 30, 2014
	Level I	Level II		Level III	Total
	(Dollars in Thousands)
Assets measured on a recurring basis:
Investment securities – available for sale:
$	-	$26,311	$	-	$26,311
Foreign debt securities (1)	-	2,076		-	2,076
$	-	$28,387	$	-	$28,387

(1)

U.S. dollar-denominated investment-grade corporate bonds of large foreign issuers.

Assets Measured at Fair Value on a Nonrecurring Basis

	June 30, 2015
	Level I		Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a non-recurring basis:
$	-	$	-	$49	$49

$	-	$	-	$49	$49

	June 30, 2014
	Level I		Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a non-recurring basis:
$	-	$	-	$184	$184

$	-	$	-	$184	$184

Schedule of Significant Observable Inputs
	Fair Value at
	June 30, 2015	June 30, 2014	Valuation Technique	Significant Unobservable Inputs	Significant Unobservable Input Range (Weighted Average)
	(Dollars in Thousands)

Impaired loans	$49	$184	Appraisal of collateral[2]	Discounted appraisal[3]	0% / 0%